As filed with the Securities and Exchange Commission on January 30, 2003
                                                              File No. 333-65823
                                                                       811-09065
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
    Pre-Effective Amendment No.                                              [ ]
    Post-Effective Amendment No. 4                                           |X|
                                ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    Amendment No. 1                                                          |X|
                 ---

                        (Check appropriate box or boxes.)
                             ----------------------

                     PHLVIC Variable Universal Life Account

                           (Exact Name of Registrant)
                             ----------------------

                         PHL Variable Insurance Company

                               (Name of Depositor)
                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
              (Depositor's Telephone Number, including Area Code)
                             ----------------------

                             Richard J. Wirth, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

                  It is proposed that this filing will become effective (check appropriate box)
                  [ ] immediately upon filing pursuant to paragraph (b) of
                      Rule 485
                  [X] on February 7, 2002 pursuant to paragraph (b) of Rule 485 | | 60 days after filing pursuant to paragraph (a)(1) of
                      Rule 485
                  [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485 If appropriate, check the following box:
                  [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

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

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 4 ("Amendment") to the Registration Statement on Form N-6 for PHLVIC Variable Universal Life Account is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 3 to February 7, 2003. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 3 as filed with the U.S. Securities and Exchange Commission on December 2, 2002 [Accession Number 0000949377-02-000686].

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PHLVIC Variable Universal Life Account has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 30th day of January, 2003.


                                         PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                         --------------------------------------
                                                    (Registrant)

                                    By:      PHL VARIABLE INSURANCE COMPANY
                                             ------------------------------
                                                     (Depositor)

                                    By:
                                         -------------------------------------
                                               *Simon Y. Tan, President


    ATTEST:          /s/ Joseph P. DeCresce
           -------------------------------------------
             Joseph P. DeCresce, Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of January, 2003.

SIGNATURE                                 TITLE
---------                                 -----

                                          Director
---------------------------------------
*Robert W. Fiondella

                                          Director, Senior Vice President
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*Michael J. Gilotti

                                          Director, Senior Vice President
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*Robert E. Primmer

                                          Director and President
---------------------------------------
*Simon Y. Tan

                                          Director
---------------------------------------
*Dona D. Young


 *By: /s/ Richard J. Wirth
 --------------------------------------------
 Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney copies of which were previously filed.


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